Intangible assets (Tables)	12 Months Ended
Mar. 31, 2021
Intangible assets and goodwill [abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill

(EUR thousand)
	Goodwill	Trademarks	Customer relationships	Other intangible assets	Software	Total
Opening balance as of April 1, 2020	411,538	45,795	666,021	9,240	101,908	1,234,502
Acquisition of subsidiaries	63,776	—	—	1	5,223	69,000
Purchases	—	—	1,892	1,177	16,670	19,739
Disposals	—	—	(634)	(895)	(1,430)	(2,959)
Exchange differences	2,551	179	418	201	3,439	6,788
Accumulated acquisition values	477,865	45,974	667,697	9,724	125,810	1,327,070
Opening balance as of April 1, 2020	—	(17,150)	(533,549)	(7,277)	(40,425)	(598,401)
Amortization	—	(2,237)	(72,752)	(855)	(21,049)	(96,893)
Disposals	—	—	256	864	947	2,067
Exchange differences	—	—	(95)	(70)	(2,364)	(2,529)
Accumulated amortization	—	(19,387)	(606,140)	(7,338)	(62,891)	(695,756)
Opening balance as of April 1, 2020	(2,027)	—	—	(498)	(2,574)	(5,099)
Impairment	—	—	(356)	—	(874)	(1,230)
Disposal	—	—	356	—	—	356
Exchange differences	52	—	—	—	(14)	38
Accumulated impairment	(1,975)	—	—	(498)	(3,462)	(5,935)
Net book value as of March 31, 2021	475,890	26,587	61,557	1,888	59,457	625,379

(EUR thousand)
	Goodwill	Trademarks	Customer relationships	Other int. assets	Software	Total
Opening balance as of April 1, 2019	413,499	45,941	660,325	7,999	81,024	1,208,788
Purchases	—	—	6,059	1,406	24,716	32,181
Disposals	—	—	—	(11)	(762)	(773)
Reclassifications	—	—	—	17	(3)	14
Exchange differences	(1,961)	(146)	(363)	(171)	(3,067)	(5,708)
Accumulated acquisition values	411,538	45,795	666,021	9,240	101,908	1,234,502
Opening balance as of April 1, 2019	—	(14,913)	(462,288)	(6,166)	(25,641)	(509,008)
Amortization	—	(2,237)	(71,325)	(1,203)	(17,165)	(91,930)
Disposals	—	—	—	10	586	596
Adjustments due to changes in accounting policies	—	—	(2)	—	—	(2)
Exchange differences	—	—	66	82	1,795	1,943
Accumulated amortization	—	(17,150)	(533,549)	(7,277)	(40,425)	(598,401)
Opening balance as of April 1, 2019	(2,109)	—	—	(498)	(1,551)	(4,158)
Impairment	—	—	—	—	(1,023)	(1,023)
Exchange differences	82	—	—	—	—	82
Accumulated impairment	(2,027)	—	—	(498)	(2,574)	(5,099)
Net book value as of March 31, 2020	409,511	28,645	132,472	1,465	58,909	631,002

(EUR thousand)
	Goodwill	Trademarks	Customer relationships	Other int. assets	Software	Total
Opening balance as of April 1, 2018	405,937	45,926	664,849	7,117	57,432	1,181,261
Acquisition of subsidiaries	7,038	—	—	13	52	7,103
Purchases	169	—	1,862	862	23,722	26,615
Disposals	—	—	—	(569)	(434)	(1,003)
Reclassifications	—	—	—	458	9	467
Adjustments due to changes in accounting policies	—	1	(6,604)	—	—	(6,603)
Exchange differences	355	14	218	118	243	948
Accumulated acquisition values	413,499	45,941	660,325	7,999	81,024	1,208,788
Opening balance as of April 1, 2018	—	(12,676)	(395,073)	(4,912)	(14,308)	(426,969)
Amortization	—	(2,237)	(70,332)	(1,246)	(11,343)	(85,158)
Disposals	—	—	—	564	73	637
Reclassifications	—	—	—	(507)	—	(507)
Adjustments due to changes in accounting policies	—	—	3,155	—	—	3,155
Exchange differences	—	—	(38)	(65)	(63)	(166)
Accumulated amortization	—	(14,913)	(462,288)	(6,166)	(25,641)	(509,008)
Opening balance as of April 1, 2018	(2,040)	—	—	(498)	(1,255)	(3,793)
Impairment	—	—	—	—	(296)	(296)
Exchange differences	(69)	—	—	—	—	(69)
Accumulated impairment	(2,109)	—	—	(498)	(1,551)	(4,158)
Net book value as of March 31, 2019	411,390	31,028	198,037	1,335	53,832	695,622

Summary of goodwill and customer relationships by operating segment	The following is a summary of goodwill allocation for each operating segment:

(EUR thousand)	As of March 31
Goodwill	2021	2020	2019
TFSS	361,470	360,311	360,721
AVPS	50,497	49,200	50,669
eCommerce Return Solutions	63,923	—	—
Total	475,890	409,511	411,390
The customer relationships have been split across the operating segments:

(EUR thousand)	As of March 31
Customer relationships	2021	2020	2019	PPA initial valuation
TFSS	53,135	117,479	181,824	610,789
AVPS	1,528	6,113	13,083	44,256
Total	54,663	123,592	194,907	655,045